Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Mar-2015
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
9
15-Apr-2015
Distribution Date
31-Mar-2015
1-Mar-2015
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Apr-2015
Record Date
14-Apr-2015
30
30
15-Apr-2015
16-Mar-2015
15-Apr-2015
15-Mar-2015
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
295,000,000.00
0.000000
319,935,622.41
36,300,292.42
283,635,329.99
Class A-2 Notes
105.800911
343,100,000.00
0.826684
375,870,000.00
0.00
375,870,000.00
Class A-3 Notes
0.000000
375,870,000.00
1.000000
110,500,000.00
0.00
110,500,000.00
Class A-4 Notes
0.000000
110,500,000.00
1.000000
806,305,622.41
770,005,329.99
36,300,292.42
Total Note Balance
1,124,470,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
33,030,351.42
28,832,498.44
835,138,120.85
28,832,498.44
Pool Balance
869,631,181.82
831,868,179.85
1,202,489,808.91
1,153,299,937.71
49,189,871.20
34,493,060.97
798,837,828.43
28,829,937.71
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
28,832,498.44
2.50%
2.50%
28,829,937.71
2.50%
28,832,498.44
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.180000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.430000%
114,643.60
0.334140
36,414,936.02
106.135051
Class A-3 Notes
0.870000%
272,505.75
0.725000
272,505.75
0.725000
Class A-4 Notes
1.310000%
120,629.17
1.091667
120,629.17
1.091667
$36,808,070.94
Total
$507,778.52

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Mar-2015
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
39,737,289.71
Recoveries
0.00
37,630,164.13
39,737,289.71
25,321.74
155,405.63
1,925,907.00
491.21
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
0.00
724,692.65
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
507,778.52
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
36,300,292.42
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,204,526.12
Total Distribution
39,737,289.71
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
724,692.65
724,692.65
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
507,778.52
507,778.52
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
114,643.60
0.00
114,643.60
thereof on Class A-3 Notes
272,505.75
0.00
272,505.75
thereof on Class A-4 Notes
120,629.17
0.00
120,629.17
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
507,778.52
507,778.52
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
36,300,292.42
0.00
36,300,292.42
Aggregate Principal Distributable Amount
36,300,292.42
36,300,292.42
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Mar-2015
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,883,249.84
0.00
0.00
2,883,249.84
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
451.97
39.24
39.24
39.24
491.21
2,883,249.84
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
31-Mar-2015
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
979,269.08
1,202,489,808.91
31-60 Days Delinquent
1,776,158.93
189,295.20
66
23
6
0.21%
0.09%
0.02%
2.62%
43.68
20.08
742,421.94
Current
-46,746.89
99.67%
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
869,631,181.82
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
14,092,055.62
0.00
132,837.84
831,868,179.85
35,519
36,387
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date
Current
Amount
Number of Receivables
Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
831,868,179.85
35,519
100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
132,837.84
25,738.73
153,846.00
0.081%
43,511
829,160,303.78
35,424
23,538,108.51
2.67%
51.92
Pool Factor
69.18%
11.34